ACQUISITION (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Shares Issued Percentage		85.00%
Stockholders' Equity, Reverse Stock Split		1-for-153
Shares Outstanding Reverse Stock Split		2,959,871
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17,001,596	17,001,596
Warrants Outstanding after the Reverse Stock Split		315,164
Options Outstanding after the Reverse Stock Split		49,159
Payments for Merger Related Costs (in dollars)		$ 296,207	$ 52,925
Equity Interest In Combined Company Post-Acquisition		15.00%
Payments to Acquire Businesses, Net of Cash Acquired (in dollars)	905,649
Minimum [Member]
Investment Warrants, Exercise Price (in dollars per share)		$ 16.07
Investment Options, Exercise Price (in dollars per share)		$ 1.53
Maximum [Member]
Investment Warrants, Exercise Price (in dollars per share)		$ 191.25
Investment Options, Exercise Price (in dollars per share)		$ 1,072.53
Acquiree Financial Advsior [Member]
Payments for Merger Related Costs (in dollars)		200,000
Acquirer Financial Advsior [Member]
Payments for Merger Related Costs (in dollars)		$ 250,000